Revenue - Contract Balances (Details) - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018
Revenue
Contract liabilities	€ 3.1	€ 3.5
Increases in contract liabilities mainly result from billing and invoices becoming due	7.0
Decreases in contract liabilities from satisfying performance obligations	7.5
Revenue that was included in contract liability balance at beginning of period	€ 3.2